DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Amounts recorded in respect of discontinued operations in the year ended December 31, 2013, 2012 and 2011 are as follows;

(in thousands of $)	2013	2012	2011
Operating revenues	1,840	89,747	86,607
Loss on sale of assets	(847)	(17,946)	(27,091)
Profit share expense	—	—	482
Contingent rental expense	—	32,156	—
Impairment loss on vessels	—	27,316	—
Net (loss) income from discontinued operations	(1,204)	(12,544)	1,731